Operating Leases	12 Months Ended
Dec. 31, 2021
Leases Operating [Abstract]
Operating Leases
5	OPERATING LEASES

The Group's leases consist of operating leases for administrative office located in different cities in the PRC. Certain leases include rental escalation clauses with fixed rate rent increase over the term of the lease, which is factored into the Group’s determination of lease payments. As of December 31, 2020 and 2021, the Group has no finance lease.

The components of lease expense for the years ended December 31, 2019, 2020 and 2021 were as follows:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Operating lease cost	45,339	72,020	114,168
Lease cost for leases with terms less than one year	10,451	26,684	36,110
Total lease cost	55,790	98,704	150,278

For the years ended December 31, 2019, 2020 and 2021, there is no variable lease cost and sublease income recognized in the consolidated financial statements of the Group.

5	OPERATING LEASES - continued

The following is a maturity analysis as of December 31, 2020 and 2021:

	As of December 31,
	2020	2021
	RMB	RMB
2021	81,421	—
2022	69,726	75,134
2023	38,476	59,198
2024	14,807	22,577
2025	7,176	7,176
Less: imputed interest	(24,090)	(16,871)
Total	187,516	147,214

The following table provides a summary of the Group's lease terms and discount rates for the years ended December 31, 2019, 2020 and 2021:

	Year ended December 31,
	2019	2020	2021
Weighted average remaining lease term (years)	1.88	3.04	2.60
Weighted average discount rate (percentage)	6.29	8.58	9.35

Supplemental information related to the Group's operating leases for the years ended December 31, 2019, 2020 and 2021 were as follows:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Cash paid for operating leases	46,990	70,458	94,641

During the year ended December 31, 2021, RMB13,635 impairment loss was recorded in relation to the right-of-use assets of selected leased office spaces while the Group exited the online K-12 tutoring services.